Long-Term Debt and Other Long-Term Liabilities - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Less: Unamortized debt issuance costs	$ (8,616)
Long-term Debt	2,210,198
Capital leases	917	$ 543
Long-term notes payable	2,531
Less: Current portion	(615)	(4,545)
Long-term debt, noncurrent	2,189,578	795,881
New Term Loan
Long-term debt
Long-term debt, gross	956,750
Less: Unamortized discount and debt issuance costs	(18,748)
Long-term Debt	938,002
6% Senior Notes
Long-term debt
Long-term debt, gross	875,000
Plus: Unamortized debt premium	26,605
Less: Unamortized debt issuance costs	(20,716)
Long-term Debt	880,889
Term Loan
Long-term debt
Long-term debt, gross		418,625
Less: Unamortized discount and debt issuance costs		(12,578)
Long-term Debt		406,047
Prior Revolving Credit Facility
Long-term debt
Long-term debt, gross		29,000
Less: Unamortized debt issuance costs		(2,023)
Long-term Debt		26,977
7% Senior Notes
Long-term debt
Long-term debt, gross	375,000	375,000
Less: Unamortized discount and debt issuance costs	(7,146)	(8,141)
Long-term Debt	$ 367,854	$ 366,859